OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 16, 2020
Business Acquisition [Line Items]
Deferred charter revenue	$ 3,124	$ 5,687
Fair value of acquired time charters	2,806	5,045
Other	1,650	1,686
Other current liabilities	7,580	12,418
Assets Under Sale and Purchase Agreement
Business Acquisition [Line Items]
Time charter liabilities, fair value disclosure	11,900		$ 11,900
Trafigura | Assets Under Sale and Purchase Agreement
Business Acquisition [Line Items]
Fair value of acquired time charters	2,800	5,000
Time charter liabilities, fair value disclosure			$ 11,900
Other liabilities, non-current, fair value of assets acquired	0	2,900
Trafigura | Assets Under Sale and Purchase Agreement | Vessels Chartered To Trafigura
Business Acquisition [Line Items]
Amortization of fair value of acquired time charter	$ 5,000	$ 4,000